ZACKS TRUST

December 10, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:	Zacks Trust (the “Trust”) (File Nos. 333-232634; 811-23435)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and on behalf of the Trust, I hereby certify that the form of Statement of Additional Information for the Zacks Focus Growth ETF that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 17 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on September 9, 2024 (SEC Accession No. 0001580642-24-005461).

Questions related to this filing should be directed to Richard Cutshall of Greenberg Traurig, LLP at (303) 572-6527 or Bernard Brick at (513) 346-4204.

Very truly yours,

/s/ Bernard Brick
Bernard Brick
Secretary

cc: Richard Cutshall, Esq.